Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 34,600	$ 33,550
Accumulated depreciation and amortization	(21,483)	(20,654)
Property and equipment, net	13,117	12,896
Disposal Group, Held-for-sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Property and equipment, net	244
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	1,996	2,038
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	4,545	4,225
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	12,978	13,619
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	6,238	6,242
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 8,843	$ 7,426